As filed with the Securities and Exchange Commission on January 29, 2007

                                     Investment Company Act File Number 811-8654



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
             (Address of principal executive offices)      (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1: Schedule of Investments


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FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006
(UNAUDITED)
===============================================================================


                                                                                                                   Ratings (a)
                                                                                                                  -----------------
      Face                                                               Maturity       Current                          Standard
    Amount                                                                  Date        Coupon(b)    Value (c)     Moody's & Poor's
----------                                                              ----------     ----------    ----------   -----------------

Put Bonds(d)  (5.38%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,295,000   Orange County,FL IDA (Orlando-Hawaiin Motel
              Company Project) - Series 1985
              LOC US Bank, N.A.                                           04/01/07       4.00%     $  1,295,000        P1      A1+
  1,500,000   Puerto Rico Industrial Medical & Enviornmental IDRB
              (Abbott Laboratories Project) - Series 1983A                03/01/07       3.50         1,500,181        P1      A1+
  1,000,000   West Virginia State Housing Development Fund
              Housing Finance Bonds - Series 2006B                        04/09/07       3.67         1,000,000      VMIG-1    A1+
-----------                                                                                        ------------
  3,795,000   Total Put Bonds                                                                         3,795,181
-----------                                                                                        ------------
Tax Exempt Commercial Paper (32.32%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Greater Orlando, FL Aviation Authority Service-Series A-C
              LOC Bayerische Landesbank/Westdeutsche Landesbank/State
              Street Bank & Trust Company                                 01/11/07       3.58%     $  4,000,000        P1      A1+
  3,100,000   Hillsborough County,FL Capital Improvement Program-Series A
              LOC State Street Bank & Trust Company                       08/02/07       3.55         3,100,000        P1      A1+
  3,000,000   Jacksonville, FL Electric Authority
              (Electric System) - Series 2000A                            02/07/07       3.55         3,000,000      VMIG-1    A1+
  5,000,000   Jacksonville, FL HEFA HRB
              (Baptist Medical Center Project) - Series 2003B
              LOC Bank of America, N.A.                                   01/17/07       3.75         5,000,000        P1      A1+
  1,500,000   Palm Beach County School District, FL
              LOC Bank of America, N.A.                                   02/08/07       3.53         1,500,000      VMIG-1    A1+
  2,700,000   Palm Beach County,FL
              (Pooled Hospital Loan Program) - Series 1985
              LOC SunTrust Bank                                           12/14/06       3.53         2,700,000      VMIG-1    A1+
    500,000   Sarasota County, FL Public HRB
              (Sarasota Memorial Hospital Project) - Series C
              LOC Wachovia Bank, N.A.                                     02/08/07       3.48           500,000      VMIG-1    A1+
  1,500,000   Sunshine State Government Financing Commission RN
              (Government Financing Program) - Series F                   12/07/06       3.53         1,500,000        P1      A1+
  1,500,000   Sunshine State Government Financing Commission RN
              (Government Financing Program) - Series H                   03/07/07       3.60         1,500,000        P1      A1+
-----------                                                                                        ------------
 22,800,000   Total Tax Exempt Commercial Paper                                                      22,800,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (3.40%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,395,000   Clark County, OH BAN (North Ridge Water) (e)                06/14/07       3.80%$       2,397,457
-----------                                                                                        ------------
  2,395,000   Total Tax Exempt General Obligation Notes & Bonds                                       2,397,457
-----------                                                                                        ------------
Variable Rate Demand Instruments (f) (68.13%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Bell County,TX HFDC HRB (Scott & White Menmorial
              Hospital Scott, Sherwood & Brindley
              Foundation Project) - Series 2001-1
              Insured by MBIA Insurance Corp.                             08/15/31       3.65%     $  1,000,000      VMIG-1    A1+
    700,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A.                                      01/01/24       3.60           700,000      VMIG-1
  1,000,000   Collier County,FL IDA IDRB(Allete,Inc. Project)-Series 2006
              LOC Wells Fargo Bank, N.A.                                  10/01/25       3.51         1,000,000                A1+
  3,090,000   Dade County, FL IDA IDRB
              (Dolphins Stadium Project) - Series B
              LOC Societe Generale                                        01/01/16       3.32         3,090,000                A1+




    900,000   Florida Housing Finance Corporation Housing RB
              (Timberline Apartments) - Series 1999P
              Collateralized by Federal National Mortgage Association     10/15/32       3.50           900,000                A1+
    900,000   Florida Housing Finance Corporation Housing RB
              (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association         12/01/29       3.50           900,000      VMIG-1
  1,900,000   Florida HFA MHRB(Huntington Place Project)1985-Series GGG
              Guaranteed by Federal Home Loan Mortgage Corporation        12/01/13       3.48         1,900,000                A1+
  3,000,000   Florida Higher Educational Facilities Financing Authority RB
              (Southeastern University Inc. Project) - Series-2005
              LOC Regions Bank                                            12/02/30       3.49         3,000,000      VMIG-1
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke-Parsons-Bowlby Corporation Project)-Series 2006
              LOC Branch Bank & Trust Company                             07/01/26       3.62         1,000,000        P1      A1+
  1,475,000   Gainesville, FL IDRB
              (Heat - Pipe Technology, Inc. Project) - Series 1998
              LOC Amsouth Bank, N.A.                                      05/01/18       3.54         1,475,000        P1      A1
     60,000   Gulf Breeze,FL Local Government Loan Program RB-Series 1985C
              Insured by FGIC                                             12/01/15       3.49            60,000      VMIG-1    A1+
    980,000   Illinois Development Finance Authority
              (Tella Tool & Manufacturing Company Project) - Series 2000
              LOC Fifth Third Bank                                        08/01/15       3.73           980,000      VMIG-1
  2,000,000   Illinois Finance Authority
              (Pollman North America, Inc. Project) - Series 2005D
              LOC Fifth Third Bank                                        12/01/25       3.72         2,000,000        P1      A1+
  4,200,000   Jacksonville,FL Economic Development Commission
              Special Facilities Airport RB (Holland Sheltair
              Aviation Group Project) - Series 2005-B1
              LOC Mellon Bank N.A.                                        05/01/35       3.53         4,200,000        P1      A1+
  1,565,000   Kansas State Development Authority RB
              (Village of Shalom Obligation Group)
              LOC Lasalle National Bank                                   11/15/28       3.64         1,565,000                A1+
  1,025,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995
              LOC Comerica Bank                                           11/01/15       3.70         1,025,000        P1      A1
  2,900,000   Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                           02/01/25       3.64         2,900,000        P1      A1+
  4,800,000   Miami -  Dade County, FL IDA
              (Avborne Heavy Maintenance, Inc.) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                               08/01/18       3.53         4,800,000                A1+
  1,000,000   Nevada Housing Division MHRB
              (Southwest Village Apartments) - Series 2005
              Guaranteed by Federal National Mortgage Association         10/15/38       3.51         1,000,000                A1+
 1,500,000    Ocean Highway and Port Authority,FL RB (Port, Airport,
              Marina Imrpovement) - Series 1990C
              LOC Wachovia Bank, N.A.                                     12/01/20       3.58         1,500,000      VMIG-1    A1+
  1,000,000   Orlando - Orange County, FL Expressway Authority
              RB - Series 2003 - C1
              Insured by FSA                                              07/01/25       3.45         1,000,000      VMIG-1    A1+
  2,000,000   Orlando - Orange County, FL Expressway Authority
              RB - Series 2003 - C4
              Insured by FSA                                              07/01/25       3.45         2,000,000      VMIG-1    A1+
  1,000,000   Orlando-Orange County, FL Expressway Authority Refunding
              RB - Series 2005 Subseries C
              Insured by AMBAC Assurance Corp.                            07/01/40       3.48         1,000,000      VMIG-1    A1
  1,600,000   Palm Beach County, FL RB
              (Raymond F. Kravis Center Project) - Series 2002
              LOC Northern Trust Company                                  07/01/32       3.45         1,600,000      VMIG-1


  1,965,000   PUTTERS - Series 1086 (Miami-Dade County,FL Storm Water
              Utility RB, - Series 2004)
              Insured by MBIA Insurance Corp.                             04/01/13       3.52         1,965,000      VMIG-1
  2,500,000   ROCs II - R Trust Series 440(Volusia County,FL Educational
              Facilities Authority(Embry - Riddle Aeronautical
              University Inc, Project) - Series 2005)
              LOC Radian Asset Assurance                                  10/15/35       3.53         2,500,000                A1+
    300,000   St. John's County, FL HFA
              (Remington at Ponte Vedra Project) - Series 1998
              Collateralized by Federal National Mortgage Association     02/15/28       3.52           300,000                A1+
  2,200,000   Tallahassee, FL Industrial Development RB
              (Rose Printing Company, Inc. Project) - Series 2000A
              LOC Branch Banking & Trust Company                          10/01/15       3.62         2,200,000      VMIG-1
    500,000   TOCs Trust - Series 2000-1 (Puerto Rico Infrastructure
              Financing Authority Special Obligation Bonds,2000-Series A)
              Collateralized by The State and Local Government
              Series Securities                                           04/01/27       3.49           500,000                A1+
-----------                                                                                        ------------

 48,060,000   Total Variable Rate Demand Instruments                                                 48,060,000
-----------                                                                                        ------------
              Total Investments (109.23%) (Cost $77,052,638)                                         77,052,638
              Liabilities in excess of cash and other assets (-9.23%)                               (6,510,621)
                                                                                                   ------------
              Net Assets (100%)                                                                    $ 70,542,017
                                                                                                   ============



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(d)  The maturity date indicated is the next put date.

(e) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(f) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




 KEY:
     BAN      =   Bond Anticipation Note                          IDRB       =    Industrial Development Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company            LOC        =    Letter of Credit
     FSA      =   Financial Security Assurance                    MHRB       =    Multi-Family Housing Revenue Bond
     HEFA     =   Health & Educational Facilities Authority       RB         =    Revenue Bond
     HFA      =   Housing Finance Authority                       RN         =    Revenue Note
     HFDC     =   Health Facilities Development Corporation       ROCs       =    Reset Option Certificates
     HRB      =   Hospital Revenue Bond                           TOCs       =    Tender Option Certificates
     IDA      =   Industrial Development Authority


Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer
                                           Secretary


Date: January 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff
                                           President



Date:  January 29, 2007



By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace
                                           Treasurer



Date:  January 29, 2007


* Print the name and title of each signing officer under his or her signature.